Subordinated loans - Additional information (Details) € in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	May 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Subordinated loans | €			€ 15,933			€ 15,401
Redemption of subordinated loans | €			€ 50,636	€ 21,543
8% Perpetual additional T1 contingent convertible capital securities
Disclosure of detailed information about borrowings [line items]
Subordinated loans | $		$ 1,250
Average interest rate		8.00%
4.38% Subordinated T2 notes
Disclosure of detailed information about borrowings [line items]
Subordinated loans | €					€ 1,250
Average interest rate					4.38%
2.5% Subordinated T2 notes
Disclosure of detailed information about borrowings [line items]
Average interest rate		2.50%
Redemption of subordinated loans | $		$ 750
6.75% Perpetual additional T1 contingent convertible capital securities
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.75%
Redemption of subordinated loans | $	$ 1,250